CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Q1) - USD ($) shares in Thousands, $ in Thousands	Preferred Stock [Member] Series B Preferred [Member]	Preferred Stock [Member] Series A Preferred [Member]	Preferred Stock [Member] Series Seed Preferred [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2019	$ 0	$ 5	$ 7	$ 15	$ 8,551	$ (5,877)	$ 2,701
Balance (in shares) at Dec. 31, 2019	0	5,089	6,912	14,614
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 0	$ 0	$ 0	$ 0	179	0	179
Stock-based compensation (in shares)	0	0	0	0
Exercise of stock options	$ 0	$ 0	$ 0	$ 0	12	0	12
Exercise of stock options (in shares)	0	0	0	33
Redemption of common stock	$ 0	$ 0	$ 0	$ (1)	(3,267)	0	(3,268)
Redemption of common stock (in shares)	0	0	0	(1,447)
Issuance of stock	$ 5	$ 0	$ 0	$ 0	11,495	0	11,500
Issuance of stock (in shares)	4,584	0	0	0
Net loss	$ 0	$ 0	$ 0	$ 0	0	(1,598)	(1,598)
Balance at Dec. 31, 2020	$ 5	$ 5	$ 7	$ 14	16,970	(7,475)	9,526
Balance (in shares) at Dec. 31, 2020	4,584	5,089	6,912	13,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 0	$ 0	$ 0	$ 0	119	0	119
Stock-based compensation (in shares)	0	0	0	114
Issuance of stock	$ 0	$ 0	$ 0	$ 0	50	0	50
Issuance of stock (in shares)	0	0	0	67
Net loss	$ 0	$ 0	$ 0	$ 0	0	(1,118)	(1,118)
Balance at Mar. 31, 2021	$ 5	$ 5	$ 7	$ 14	17,139	(8,593)	8,577
Balance (in shares) at Mar. 31, 2021	4,584	5,089	6,912	13,381
Balance at Dec. 31, 2020	$ 5	$ 5	$ 7	$ 14	16,970	(7,475)	9,526
Balance (in shares) at Dec. 31, 2020	4,584	5,089	6,912	13,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 0	$ 0	$ 0	$ 0	595	0	595
Stock-based compensation (in shares)	0	0	0	114
Exercise of stock options	$ 0	$ 0	$ 0	$ 0	38	0	38
Exercise of stock options (in shares)	0	0	0	160
Issuance of stock	$ 0	$ 0	$ 0	$ 0	50	0	50
Issuance of stock (in shares)	0	0	0	67
Net loss	$ 0	$ 0	$ 0	$ 0	0	(5,750)	(5,750)
Balance at Dec. 31, 2021	$ 5	$ 5	$ 7	$ 14	17,653	(13,225)	4,459
Balance (in shares) at Dec. 31, 2021	4,584	5,089	6,912	13,541
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 0	$ 0	$ 0	$ 0	181	0	181
Stock-based compensation (in shares)	0	0	0	0
Exercise of stock options	$ 0	$ 0	$ 0	$ 0	6	0	6
Exercise of stock options (in shares)	0	0	0	35
Net loss	$ 0	$ 0	$ 0	$ 0	0	(2,866)	(2,866)
Balance at Mar. 31, 2022	$ 5	$ 5	$ 7	$ 14	$ 17,840	$ (16,091)	$ 1,780
Balance (in shares) at Mar. 31, 2022	4,584	5,089	6,912	13,576